Taxes (Details 2)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 2,118	¥ 15,095	¥ 198,966
Income taxes payable	8	59	394,809
Other taxes payable	2,918	20,793	31,833
Totals	$ 5,044	¥ 35,947	¥ 625,608